Trading revenues (Tables)	12 Months Ended
Dec. 31, 2014
Trading revenues
in	2014	2013	2012
Trading revenues (CHF million)
Interest rate products	5,888	1,025	2,707
Foreign exchange products	(4,398)	1,203	559
Equity/index-related products	275	956	140
Credit products	265	(879)	(3,306)
Commodity, emission and energy products	(228)	340	198
Other products	224	94	898
Trading revenues	2,026	2,739	1,196
Represents revenues on a product basis which are not representative of business results within segments, as segment results utilize financial instruments across various product types.

Bank
Trading revenues
in	2014	2013	2012
Trading revenues (CHF million)
Interest rate products	5,661	1,048	2,705
Foreign exchange products	(4,405)	1,201	557
Equity/index-related products	273	952	112
Credit products	265	(879)	(3,306)
Commodity, emission and energy products	(228)	340	198
Other products	224	93	897
Total	1,790	2,755	1,163
Represents revenues on a product basis which are not representative of business results within segments, as segment results utilize financial instruments across various product types.